Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Respective Assets

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated Useful Life
Office equipment, computers and fixtures and fittings	3 years
Laboratory equipment	5 years
Leasehold improvements	10 years Shorter of useful life or remaining lease term

Schedule of Long-Lived Assets	The Company’s long-lived assets by country were as follows:

	December 31,	December 31,
	2022	2021
U.K	$17,894	$6,078
Germany	13,569	6,193
U.S	587	185
	$32,050	$10,233